Short-term borrowings and long-term debt - Summary of Pledged Assets as Collateral (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Certain Assets Pledged As Collateral For Short Term Borrowings And Long Term Debt [Line Items]
Securities	¥ 4,728	¥ 521,912
Securities	80,328	21,271
Securities [Member]
Certain Assets Pledged As Collateral For Short Term Borrowings And Long Term Debt [Line Items]
Financial assets pledged as collateral for liabilities or contingent liabilities	1,678,553	1,490,663
Housing Loans in The Banking Business
Certain Assets Pledged As Collateral For Short Term Borrowings And Long Term Debt [Line Items]
Financial assets pledged as collateral for liabilities or contingent liabilities	¥ 829,659	¥ 782,175